S000073362 [Member] Investment Objectives and Goals - Northern Trust ESG & Climate Investment Grade Corporate Core ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust ESG & Climate Investment Grade Corporate Core ETF (formerly, FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM (the “Underlying Index”).